Investment in Cauchari-Olaroz Project - Schedule of Amounts Presented in Financial Statements of Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 61,134	$ 85,543	$ 122,293	$ 194,471
Total current assets	84,712	117,409
Non-current assets	1,015,068	1,013,814
Non-current liabilities	(1,892)	(21)
Finance costs	31,940	25,176	22,702
Foreign exchange (loss)/gain	693	(2,147)	(19,579)
Deferred tax expense/(recovery)	420	(10,659)	10,659
NET (LOSS)/INCOME	(76,880)	(15,240)	1,288,369
Ganfeng
CURRENT ASSETS
Sales	23,209
Minera Exar S.A.
CURRENT ASSETS
Total current assets	431,365	312,354
Non-current assets	1,409,357	1,479,969
Current liabilities - Third-party loans	(242,910)	(161,059)
Current liabilities - loans from Exar Capital		(584,474)
Derivative liability on loans from Exar Capital		(53,211)
Other current liabilities	(61,599)	(72,824)
Non-current liabilities - third-party loans	(49,781)	(49,315)
Non-current liabilities - loans from Exar Capital	(911,338)	(455,821)
Non-current liabilities - loans from PGCo	(71,537)	(67,355)
Derivative liability on loans from Exar Capital and PGCo	(10,614)	(47,352)
Other non-current liabilities	(90,633)	(88,997)
Net assets	402,310	211,915
Sales	271,467	197,685	34,521
Cost of sales	(238,513)	(177,980)	(27,799)
Gross profit	32,954	19,705	6,722
Selling and distribution expenses	(20,575)	(13,500)	(1,773)
Administrative and other expenses	(11,000)	(8,329)	(5,317)
Finance costs	(138,595)	(36,189)
Foreign exchange (loss)/gain	(9,700)	(85,889)
Derivative gain/(loss)	89,949	(3,713)	254,498
Other income/(expense)	3,592	(3,865)
Deferred tax expense/(recovery)	14,614	(72,833)	(124,587)
NET (LOSS)/INCOME	(38,761)	(32,835)	129,543
Exar Capital B.V.
CURRENT ASSETS
Cash and cash equivalents	16,823	14,103
Loans advanced to Minera Exar		584,474
Other receivables	26,789	32,122
Other current assets	2,965	1,132
Total current assets	46,577	631,831
Non-current assets	911,338	455,821
Other current liabilities	(1,984)	(24,894)
Non-current liabilities	(36,553)	(13,155)
Net assets	66,266	67,182
Interest income on loans to Minera Exar	115,232	113,364	83,357
Other income/(expense)	(8,457)	(12,454)	(12,472)
NET (LOSS)/INCOME	2,404	6,541	9,142
Exar Capital B.V. | Lithium Americas
CURRENT ASSETS
Current liabilities Loans Received	(308,333)	(380,415)
Interest expense	(39,939)	(44,043)	(33,067)
Exar Capital B.V. | Ganfeng
CURRENT ASSETS
Current liabilities Loans Received	(544,779)	(602,006)
Interest expense	$ (64,432)	$ (63,408)	$ (46,960)